Share Capital (Tables)	3 Months Ended
Jul. 31, 2024
Disclosure of classes of share capital [abstract]
Summary of Stock Option Awards

The following table summarizes stock option awards during the three months ended July 31, 2024 and the year ended April 30, 2024, including the grant date fair value determined using the Black-Scholes option pricing model:

				Black-Scholes Option Pricing Model Inputs
Grant date	Stock options granted	Exercisable price/option $	Awarded to	Share price on grant date $	Dividend yield	Expected volatility	Risk-free rate	Expected life	Fair value
January 19, 2024(1)	240,000	1.48	Directors	1.48(2)	0%	77%	3.64%	5.0 years	$0.4 million
January 4, 2023(1)	8,000	1.47	Employees	1.47(2)	0%	77%	3.68%	10 years	$12 thousand
January 23, 2023(1)	8,000	1.47	Employees	1.47(2)	0%	77%	3.68%	10 years	$12 thousand
March 1, 2023(1)	8,000	1.47	Employees	1.47(2)	0%	77%	3.68%	10 years	$12 thousand
March 15, 2023(1)	4,000	1.47	Employees	1.47(2)	0%	77%	3.68%	10 years	$6 thousand
April 2, 2023(1)	4,000	1.47	Employees	1.47(2)	0%	77%	3.68%	10 years	$6 thousand
May 8, 2023(1)	4,000	1.47	Employees	1.47(2)	0%	77%	3.68%	10 years	$6 thousand
May 23, 2023(1)	4,000	1.47	Employees	1.47(2)	0%	77%	3.68%	10 years	$6 thousand
June 11, 2023(1)	8,000	1.47	Employees	1.47(2)	0%	77%	3.68%	10 years	$12 thousand
August 8, 2023(1)	4,000	1.47	Employees	1.47(2)	0%	77%	3.68%	10 years	$6 thousand
November 13, 2023(1)	8,000	1.47	Employees	1.47(2)	0%	77%	3.68%	10 years	$12 thousand
January 1, 2024(1)	12,000	1.47	Employees	1.47(2)	0%	77%	3.68%	10 years	$18 thousand
February 1, 2024(1)	4,000	1.47	Employees	1.47(2)	0%	77%	3.68%	10 years	$6 thousand
February 19, 2024(1)	12,000	1.47	Employees	1.47(2)	0%	77%	3.68%	10 years	$18 thousand
February 20, 2024(1)	4,000	1.47	Employees	1.47(2)	0%	77%	3.68%	10 years	$6 thousand
(1)
Vesting conditions are as follows: one-fourth one year from hire date; one thirty-sixth each month after hire date.
(2)
Priced in U.S.$

Summary of Changes in Stock Option

The changes in the stock options for the three months ended July 31, 2024 and the year ended April 30, 2024 are as follows:

	Number of options #	Weighted average exercise price $	Weighted average life remaining (years)
Balance, April 30, 2023 (outstanding)	1,884,428	8.03	3.27
Granted	332,000	2.02	—
Expired	(577,335)	7.15	—
Forfeited	(117,726)	4.15	—
Balance, April 30, 2024 (outstanding)	1,521,367	8.29	2.88
Expired	(20,000)	14.50	—
Forfeited	(10,751)	1.45	—
Balance, July 31, 2024 (outstanding)	1,490,616	7.14	3.19
Unvested	(429,428)	3.39	4.84
Exercisable, July 31, 2024	1,061,188	8.66	2.53

Summary of Options Outstanding

Details of the options outstanding as at July 31, 2024 are as follows:

Expiry Date	Exercise price $	Remaining life (year)	Options outstanding	Unvested	Vested
September 1, 2025	8.50	1.09	220,000	-	220,000
January 6, 2026	20.30	1.44	146,000	-	146,000
January 2, 2026	6.89	1.42	5,650	-	5,650
January 7, 2027	7.94	2.44	235,000	-	235,000
May 15, 2027	8.30	2.45	16,000	-	16,000
February 19, 2027(1)	5.79	2.79	64,000	-	64,000
February 19, 2028(1)	5.68	2.56	7,265	-	7,265
January 19, 2034(2)	5.68	3.56	475,452	158,484	316,968
January 4, 2033(3)	2.05	4.47	240,000	204,444	35,556
January 23, 2033(3)	2.04	8.44	8,000	5,167	2,833
March 1, 2033(3)	2.04	8.49	8,000	5,167	2,833
March 15, 2033(3)	2.04	8.59	8,000	5,500	2,500
April 2, 2033(3)	2.04	8.63	1,249	-	1,249
May 8, 2033(3)	2.04	8.68	4,000	2,833	1,167
May 23, 2033(3)	2.04	8.78	4,000	2,917	1,083
June 11, 2033(3)	2.04	8.82	4,000	2,917	1,083
August 8, 2033(3)	2.04	8.87	8,000	6,000	2,000
November 13, 2033(3)	2.04	9.03	4,000	4,000	—
January 1, 2034(3)	2.04	9.29	8,000	8,000	—
February 1, 2034(3)	2.04	9.43	12,000	12,000	—
February 19, 2034(3)	2.04	9.51	4,000	4,000	—
February 20, 2034(3)	2.04	9.56	8,000	8,000	—
	7.14	3.19	1,490,616	429,428	1,061,188
(1)
Exercise price of U.S. $4.10. The figure in the table above is translated at the July 31, 2024 rate.
(2)
Exercise price of U.S. $1.48. The figure in the table above is translated at the July 31, 2024 rate.
(3)
Exercise price of U.S. $1.47. The figure in the table above is translated at the July 31, 2024 rate.

Summary of Changes in Finder's Warrants	Details of the finder’s warrants outstanding as at July 31, 2024 are as follows:

	Number of warrants #	Weighted average exercise price $	Weighted average life remaining (years)
Balance, April 30, 2023	130,111	22.77	2.77
Issued	56,650	1.37	4.61
Balance, April 30, 2024	186,761	16.44	2.62
Exercised	—	—	—
Balance, July 31, 2024	186,761	16.63	2.38

Details of Finder's Warrants Outstanding

Details of the finder's warrants outstanding as at April 30, 2024 are as follows:

Expiry Date	Exercise price $	Remaining life (year)	Warrants outstanding
February 3, 2026(1)	23.27	1.51	130,111
December 8, 2028(2)	1.38	4.37	56,650
(1)
Exercise price of U.S. $16.81. The figure in the table above is translated at the July 31, 2024 rate.
(2)
Exercise price of U.S. $1.00. The figure in the table above is translated at the July 31, 2024 rate.